Stockholders' Equity (10K) (Details 6) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Annual Dividend	0.00%
Common Shares to be Issued if Fully Converted			706,000
Series A Preferred Stock [Member]
Issue Date			May 1, 2008
Annual Dividend		8.00%	8.00%
Annual Dividend Payable, in Cash or In Kind		Quarterly in Arrears	Quarterly in Arrears
Liquidation preference	$ 1.00	$ 1.00	$ 1,000
Conversion price	$ 0.1400	$ 0.1400	$ 0.1400
Total Preferred Shares Outstanding	929,000	929,000	875,000	1,031,000
Common Shares to be Issued if Fully Converted	5,000	5,000	5,000
Series B Preferred Stock [Member]
Issue Date			August 1, 2010
Annual Dividend		10.00%	10.00%
Annual Dividend Payable, in Cash or In Kind		Quarterly in Arrears	Quarterly in Arrears
Liquidation preference	$ 1.50	$ 1.50	$ 1,500
Conversion price	$ 0.0433	$ 0.0433	$ 0.0433
Total Preferred Shares Outstanding	13,191,000	13,191,000	12,251,000	11,102,000
Common Shares to be Issued if Fully Converted	244,000	244,000	226,000
Series C Preferred Stock [Member]
Issue Date			December/March 2011
Annual Dividend		10.00%	10.00%
Annual Dividend Payable, in Cash or In Kind		Quarterly in Arrears	Quarterly in Arrears
Liquidation preference	$ 1.50	$ 1.50	$ 1,500
Conversion price	$ 0.0225	$ 0.0225	$ 0.0225
Total Preferred Shares Outstanding	5,356,000	5,356,000	4,975,000	4,508,000
Common Shares to be Issued if Fully Converted	190,000	190,000	177,000
Series D One Preferred Stock [Member]
Issue Date			November 2012/May and December 2013
Annual Dividend		10.00%	10.00%
Annual Dividend Payable, in Cash or In Kind		Quarterly in Arrears	Quarterly in Arrears
Liquidation preference	$ 1.00	$ 1.00	$ 1,000
Conversion price	$ 0.0225	$ 0.0225	$ 0.0225
Total Preferred Shares Outstanding	7,878,000	7,878,000	5,800,000	3,415,000
Common Shares to be Issued if Fully Converted	280,000	280,000	206,000
Series D Two Preferred Stock [Member]
Issue Date			November 2012/May and December 2013
Annual Dividend		10.00%	10.00%
Annual Dividend Payable, in Cash or In Kind		Quarterly in Arrears	Quarterly in Arrears
Liquidation preference	$ 1.00	$ 1.00	$ 1,000
Conversion price	$ 0.0500	$ 0.0500	$ 0.0500
Total Preferred Shares Outstanding	6,223,000	6,223,000	5,720,000	4,783,000
Common Shares to be Issued if Fully Converted	100,000	100,000	92,000